Net Loss and Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Net Loss Per Share

The following table sets forth the computation of the basic and diluted net loss per share (except share and per share amounts):

	Year Ended December 31,
	2019	2020
Numerator:
Net loss	$(28,043)	$(66,564)

Denominator:
Weighted-average shares of common stock outstanding used in the calculation of basic and diluted net loss per share	7,360,738	22,878,325

Net loss per share, basic and diluted	$(3.81)	$(2.91)

Summary of Potentially Dilutive Securities

Since the Company was in a loss position for all periods presented, basic net loss per share is the same as diluted net loss per share for all periods as the inclusion of all common stock equivalents outstanding would have been anti-dilutive. Potentially dilutive securities that were not included in the diluted per share calculations because they would be anti-dilutive were as follows:

	December 31,
	2019	2020
Total stock options outstanding	2,143,368	3,506,599
Series A convertible preferred stock	5,157,213	—
Series B convertible preferred stock	3,992,919	—
Series C convertible preferred stock	4,816,160	—

Total	16,109,660	3,506,599